Business Combinations - Fair values of assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Feb. 26, 2021	Jul. 24, 2020	Jun. 30, 2020	May 11, 2020	Oct. 15, 2019	Jun. 30, 2019	Apr. 03, 2019	Oct. 01, 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill	$ 725,758			$ 645,140			$ 608,907
Mindville AB
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents			$ 1,235
Tax receivables, current			166
Prepaid expenses and other current assets			668
Property and equipment, net			52
Right-of-use assets, net			403
Intangible assets			9,600
Goodwill			30,039
Trade and other payables			(492)
Tax liabilities			(23)
Provisions, current			(135)
Deferred revenue			(1,300)
Lease obligations, current			(268)
Deferred tax liabilities			(2,694)
Lease obligations, non-current			(136)
Other non-current liabilities			(669)
Net assets acquired			$ 36,446
Chart.io, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents		$ 1,035
Trade receivables		266
Prepaid expenses and other current assets		40
Deferred tax assets		3,095
Developed technology		12,400
Goodwill		33,218
Trade and other payables		(676)
Deferred revenue		(682)
Deferred tax liabilities		(3,128)
Net assets acquired		$ 45,568
Code Barrel
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents						$ 1,970
Intangible assets						15,900
Goodwill						23,124
Trade and other payables						(617)
Deferred revenue						(600)
Deferred tax liabilities						(639)
Net assets acquired						$ 39,138
Halp
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents					$ 664
Trade receivables					36
Prepaid expenses and other current assets					22
Deferred tax assets					475
Intangible assets					5,350
Goodwill					12,322
Deferred revenue					(50)
Deferred tax liabilities					(1,237)
Net assets acquired					$ 17,582
AgileCraft
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents								$ 1,193
Trade receivables								3,614
Prepaid expenses and other current assets								270
Intangible assets								52,900
Goodwill								101,999
Trade and other payables								(1,196)
Deferred revenue								(2,230)
Net assets acquired								$ 156,550
OpsGenie
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents									$ 1,232
Trade receivables									1,933
Prepaid expenses and other current assets									513
Intangible assets									87,900
Goodwill									189,727
Trade and other payables									(1,533)
Deferred revenue									(1,217)
Deferred tax liabilities									(19,010)
Net assets acquired									$ 259,545